Earnings Per Share	12 Months Ended
Dec. 31, 2014
Earnings Per Share
Note 26	Earnings Per Share

The following table illustrates basic and diluted EPS under the guidance of GAAP for the years ended December 31, 2014, 2013 and 2012:

	2014		2013		2012
(in thousands, except per share data)	Common Stock	Participating Securities	Common Stock	Participating Securities	Common Stock	Participating Securities
Basic EPS:
Net income	$322,872		$244,750		$244,280
Less income allocated to nonvested awards	(3,308)	3,308	(1,595)	1,595	(800)	800

Net income allocated to common stock for EPS calculation(a)	$319,564	3,308	$243,155	1,595	$243,480	800

Average common shares outstanding(b)	184,297	1,925	187,145	1,246	187,403	627

Basic EPS(a)/(b)	$1.73	1.72	$1.30	1.28	$1.30	1.28

Diluted EPS:
Net income	$322,872		$244,750		$244,280
Less income allocated to nonvested awards	(3,288)	3,288	(1,585)	1,585	(796)	796

Net income allocated to common stock for EPS calculation(c)	$319,584	3,288	$243,165	1,585	$243,484	796

Average common shares outstanding	184,297	1,925	187,145	1,246	187,403	627
Increase due to assumed issuance of shares related to common equivalent shares outstanding	1,459		1,648		1,262

Average common and common equivalent shares outstanding(d)	185,756	1,925	188,793	1,246	188,665	627

Diluted EPS(c)/(d)	$1.72	1.71	$1.29	1.27	$1.29	1.27

The diluted EPS calculation excludes stock options and nonvested awards that are convertible into 1.1 million, 2.9 million and 3.6 million common shares for the years ended December 31, 2014, 2013 and 2012, respectively, because their inclusion would have been anti-dilutive.